Income Taxes - Summary of Net Deferred Income Tax Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance – beginning of year	$ 10,539	$ 11,451	$ 10,975
Deferred income tax (recovery) expense	(181)	(894)	557
Deferred income tax expense (recovery) included in other comprehensive income	0	8	(6)
Foreign exchange adjustments	(3)	(26)	41
Business combinations	(211)	0	(116)
Balance – end of year	$ 10,144	$ 10,539	$ 11,451